Organization, Principal Activities and Management's Plans - Schedule of Subsidiaries and Variable Interest Entity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
China Information Technology Inc [Member]
Entities	China Information Technology, Inc (CNIT)
Location	British Virgin Islands
China Information Technology Holdings Limited [Member]
Entities	China Information Technology Holdings Limited (CITH)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	British Virgin Islands
Information Security Tech International Co Ltd [Member]
Entities	Information Security Tech. International Co., Ltd. (ISTIL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Hong Kong, China
Information Security Tech (China) Co Ltd [Member]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
TopCloud Software (China) Co Ltd [Member]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Information Security IoT Tech Co Ltd [Member]
Entities	Information Security IoT Tech. Co., Ltd. (ISIOT)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
iASPEC Technology Group Co Ltd [Member]
Entities	iASPEC Technology Group Co., Ltd. (iASPEC)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Biznest Internet Tech Co Ltd [Member]
Entities	Biznest Internet Tech. Co., Ltd. (Biznest)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Shenzhen Taoping Internet Tech Co Ltd [Member]
Entities	Shenzhen Taoping Internet Tech. Co., Ltd. (Taoping)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
iASPEC Bocom IoT Tech Co Ltd [Member]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China